SUZANNE HUREL
                                                Counsel, 18 CP
                                                Telephone: (860) 308-8656
                                                Fax: (860) 308-3923

                                                March 30, 2005



Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  Filing Desk



Re:    The Travelers Life and Annuity Company
       Travelers Target Maturity
       File No. 333-83076



Members of the Commission:

       We transmit for filing under the Securities Act of 1933, Post-Effective Amendment No. 3 to the above-captioned Registration Statement on Form S-2.

       The purpose of this filing is to provide current financial information for the registrant and for The Travelers Life and Annuity Company.

       In the opinion of the undersigned, this Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective on May 2, 2005. On behalf of the Registrant, I respectfully request acceleration of the effective date to May 2, 2005. An acceleration request on behalf of the principal underwriter is attached.

       You may direct any questions regarding this filing to the undersigned at
(860) 308-8656.



                                          Very truly yours,

                                          /s/ Suzanne Hurel
                                          Counsel
                                          The Travelers Life and Annuity Company